Financial instruments - Schedule of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Offsetting [Abstract]
Fair value of financial instruments asset	$ 33,632	$ 37,677
Fair value of financial instruments liability	$ 338,146	$ 395,443